Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about provision for employee benefits [Abstract]
Disclosure of detailed information about provision for employee benefits [Text Block]
Classes of benefits and expenses by employee	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Current
Profit sharing and bonuses	7,770	-
Performance bonds and operational targets	1,326	16,387
Total	9,096	16,387
Non-current
Profit sharing and bonuses	-	8,026
Severance indemnity payments	32,199	27,814
Total	32,199	35,840

Disclosure of detailed information about post employment benefit obligations [Text Block]
Reconciliation	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
Changes in the benefit obligation	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	9,586	8,657	8,755
Service cost	-	-	-
Interest cost	280	336	319
Actuarial loss	506	984	63
Benefits paid	(508)	(391)	(480)
Total	9,864	9,586	8,657

Reconciliation	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
Changes in the plan assets	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the beginning of the year	8,754	8,404	8,751
Actual return (loss) in plan assets	4,642	741	133
Benefits paid	(508)	(391)	(480)
Fair value of plan assets at the end of the year	12,888	8,754	8,404
Financing status	3,025	(832)	(253)
Items not yet recognized as net periodic pension cost components:
Net actuarial loss at the beginning of the year	(3,634)	(3,022)	(2,614)
Amortization during the year	326	242	160
Net estimated gain or loss occurred during the year	3,500	(854)	(568)
Adjustment to recognize the minimum pension obligation	192	(3,634)	(3,022)

Service cost or benefits received during the year	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Service cost or benefits received during the year	-	-	-
Interest cost in benefit obligation	280	336	319
Actual return in plan assets	4,642	741	133
Amortization of prior year losses	326	242	160
Net gain during the year	3,500	(854)	(568)
Net periodic pension expense	(31)	(33)	(159)

Disclosure of net defined benefit liability (asset) [text block]
As of December 31, 2020, and 2019, severance indemnities calculated at the actuarial value are as follows:

Staff severance indemnities	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Opening balance	(27,814)	(28,233)	(27,445)
Current cost of Service	(3,804)	(2,880)	(1,529)
Interest cost	(1,486)	(1,661)	(1,658)
Actuarial gain/loss	(2,826)	(2,514)	(1,617)
Exchange rate difference	(1,513)	2,475	2,710
Benefits paid during the year	5,244	4,999	1,306
Total	(32,199)	(27,814)	(28,233)

Disclosure of detailed information about employee Actuarial assumption rate [Text Block]
The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018	Annual/Years
Mortality rate	RV - 2014	RV - 2014	RV - 2014
Actual annual interest rate	3.65%	3.68%	4.64%
Voluntary retirement rate:
Men	6.49%	6.49%	6.49%	Annual
Women	6.49%	6.49%	6.49%	Annual
Salary increase	3.00%	3.00%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory [Text Block]
As of December 31, 2020, and 2019, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2020	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(1,985)	2,234
Employee turnover rate	(261)	291

Sensitivity analysis as of December 31, 2019	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(1,796)	2,021
Employee turnover rate	(236)	263